Earnings per share (Details) - CHF (SFr) SFr / shares in Units, shares in Millions, SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income/(loss) attributable to shareholders
Income/(loss) from continuing operations	SFr (2,944)	SFr 1,773	SFr 2,181
Income/(loss) from discontinued operations, net of tax	0	102	145
Net income/(loss) attributable to shareholders	(2,944)	1,875	2,326
Preferred securities dividends		(53)	(236)
Net income attributable to shareholders for basic earnings per share	(2,944)	1,822	2,090
Available for common shares	(2,958)	1,743	1,873
Available for unvested share-based payment awards	14	79	148
Available for mandatory convertible securities			69
Net income/(loss) attributable to shareholders for diluted earnings per share	(2,944)	1,822	2,090
Available for common shares	(2,958)	1,743	1,874
Available for unvested share-based payment awards	SFr 14	SFr 79	148
Available for mandatory convertible securities			SFr 68
Weighted-average shares outstanding
Weighted-average shares outstanding for basic earnings per share available for common shares (in shares)	1,706.3	1,665.1	1,581.6
Dilutive share options and warrants (in shares)	0.0	0.8	1.4
Dilutive share awards (in shares)	0.0	12.2	1.2
Weighted-average shares outstanding for diluted earnings per share available for common shares (in shares)	1,706.3	1,678.1	1,584.2
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards (in shares)	25.7	72.7	125.0
Weighted-average shares outstanding for basic/diluted earnings per share available for mandatory convertible securities			63.0
Basic earnings per share available for common shares (CHF)
Basic earnings/(loss) per share from continuing operations (in CHF per share)	SFr (1.73)	SFr 0.99	SFr 1.10
Basic earnings/(loss) per share from discontinued operations (in CHF per share)	0.00	0.06	0.08
Basic earnings/(loss) per share (in CHF per share)	(1.73)	1.05	1.18
Diluted earnings per share available for common shares (CHF)
Diluted earnings/(loss) per share from continuing operations (in CHF per share)	(1.73)	0.98	1.10
Diluted earnings/(loss) per share from discontinued operations (in CHF per share)	0.00	0.06	0.08
Diluted earnings/(loss) per share (in CHF per share)	SFr (1.73)	SFr 1.04	SFr 1.18
Weighted-average potential dilutive common shares	7.6	8.9	35.9
Weighted-average share options and warrants (antidilutive)	0.9
Weighted-average share awards (antidilutive)	47.8